S000017778 [Member] Investment Objectives and Goals - iShares Asia 50 ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Asia 50 ETF AIA | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities.